Pension Plans and Retiree Benefits - Summary of Amounts to be Amortized from AOCI in the Next Fiscal Year (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Defined Benefit
Defined Benefit Plan Disclosure
Past service cost (credit)	$ 0.2
Actuarial loss	4.0
Total	4.2
Post- Retirement Benefits
Defined Benefit Plan Disclosure
Past service cost (credit)	(0.7)
Actuarial loss	0.3
Total	$ (0.4)